ERShares Entrepreneurs ETF
Schedule of Investments
September 30, 2022 (Unaudited)
Common Stocks — 90.79% Shares Fair Value
Communications — 14.28%
Airbnb, Inc., Class A
(a)
3,088 $ 324,364
Alphabet, Inc., Class A
(a)
10,984 1,050,619
AppLovin Corporation
(a)
5,563 108,423
Bilibili, Inc. - ADR
(a)
1,136 17,404
DoorDash, Inc., Class A
(a)
1,959 96,873
Meta Platforms, Inc., Class A
(a)
5,085 689,933
Netflix, Inc.
(a)
763 179,641
Playtika Holding, Corp.
(a)
26,431 248,187
Roblox Corporation, Class A
(a)
711 25,482
Roku, Inc.
(a)
1,991 112,292
Shopify, Inc., Class A
(a)
1,543 41,568
Shutterstock, Inc. 5,507 276,286
Snap, Inc., Class A
(a)
18,478 181,454
Spotify Technology SA
(a)
2,661 229,644
Trade Desk, Inc. (The), Class A
(a)
6,078 363,161
Twitter, Inc.
(a)
1,419 62,209
ZoomInfo Technologies, Inc., Class A
(a)
3,355 139,769
4,147,309
Consumer Discretionary — 9.85%
Amazon.com, Inc.
(a)
2,104 237,752
Chewy, Inc.
(a)
5,786 177,746
Chipotle Mexican Grill, Inc.
(a)
301 452,330
Copart, Inc.
(a)
3,512 373,677
DraftKings, Inc., Class A
(a)
24,161 365,798
Etsy, Inc.
(a)
3,020 302,393
MercadoLibre, Inc.
(a)
312 258,267
RH
(a)
449 110,485
Tesla, Inc.
(a)
1,833 486,203
Wayfair, Inc., Class A
(a)
2,910 94,721
2,859,372
Consumer Staples — 0.54%
Five Below, Inc.
(a)
1,137 156,531
Energy — 1.16%
Continental Resources, Inc. 1,755 117,252
Enphase Energy, Inc.
(a)
791 219,478
336,730
Financials — 3.67%
Ares Management Corp., Class A 6,129 379,692
Blackstone Group L.P. (The), Class A 757 63,361
Capital One Financial Corp. 1,972 181,759
Coinbase Global, Inc., Class A
(a)
525 33,857
First Republic Bank 1,144 149,349
Icahn Enterprises, L.P. 3,120 154,970
Robinhood Markets, Inc., Class A
(a)
10,176 102,778
1,065,766
Health Care — 10.22%
10X Genomics, Inc., Class A
(a)
2,975 84,728

ERShares Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
Common Stocks — 90.79% (continued) Shares Fair Value
Health Care — 10.22% (continued)
BeiGene Ltd. - ADR
(a)
331 $ 44,625
CRISPR Therapeutics AG
(a)
1,556 101,685
Danaher Corp. 1,297 335,002
Exact Sciences Corp.
(a)
2,894 94,026
Exelixis, Inc.
(a)
12,671 198,681
Masimo Corp.
(a)
1,704 240,537
Regeneron Pharmaceuticals, Inc.
(a)
797 549,028
ResMed, Inc. 2,197 479,605
Royalty Pharma PLC, Class A 6,203 249,237
Seagen, Inc.
(a)
3,179 434,983
Teladoc Health, Inc.
(a)
6,179 156,638
2,968,775
Industrials — 3.06%
Avalara, Inc.
(a)
649 59,578
Cintas Corp. 1,198 465,052
Cognex Corp. 8,798 364,677
889,307
Materials — 2.55%
Franco-Nevada Corp. 2,041 243,859
Steel Dynamics, Inc. 6,991 496,011
739,870
Real Estate — 0.91%
Public Storage 899 263,236
Technology — 44.55%
Affirm Holdings, Inc.
(a)
8,267 155,089
Alteryx, Inc., Class A
(a)
1,847 103,136
Arista Networks, Inc.
(a)
3,331 376,037
Atlassian Corp. PLC, Class A
(a)
1,346 283,454
Bentley Systems, Inc. 9,090 278,063
Bill.com Holdings, Inc.
(a)
1,414 187,171
Block, Inc., Class A
(a)
4,664 256,473
Cloudflare, Inc., Class A
(a)
5,968 330,090
CoStar Group, Inc.
(a)
5,308 369,702
Coupa Software, Inc.
(a)
1,591 93,551
Crowdstrike Holdings, Inc., Class A
(a)
1,820 299,954
Datadog, Inc.
(a)
2,678 237,753
Dropbox, Inc., Class A
(a)
4,857 100,637
EPAM Systems, Inc.
(a)
1,474 533,868
FleetCor Technologies, Inc.
(a)
1,836 323,448
Fortinet, Inc.
(a)
7,580 372,405
Gitlab, Inc.
(a)
3,458 177,119
HubSpot, Inc.
(a)
250 67,530
MongoDB, Inc.
(a)
841 166,989
Monolithic Power Systems, Inc. 1,023 371,758
NVIDIA Corp. 6,101 740,600
Okta, Inc.
(a)
3,580 203,595
Oracle Corp. 6,796 415,032

ERShares Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
Common Stocks — 90.79% (continued) Shares Fair Value
Technology — 44.55% (continued)
Palo Alto Networks, Inc.
(a)
2,391 $ 391,622
Paycom Software, Inc.
(a)
279 92,067
Pure Storage, Inc., Class A
(a)
11,513 315,111
Qualcomm, Inc. 7,412 837,408
RingCentral, Inc., Class A
(a)
1,977 79,001
Salesforce.com, Inc.
(a)
1,997 287,248
Snowflake, Inc., Class A
(a)
1,640 278,734
Synopsys, Inc.
(a)
2,180 666,013
Toast, Inc., Class A
(a)
14,669 245,266
Twilio, Inc., Class A
(a)
2,973 205,553
Ubiquiti, Inc. 2,352 690,453
UiPath, Inc., Class A
(a)
10,525 132,720
Unity Software, Inc.
(a)
6,394 203,713
Veeva Systems, Inc., Class A
(a)
3,475 572,958
VMware, Inc., Class A 2,573 273,922
Wolfspeed, Inc.
(a)
4,983 515,043
Workday, Inc., Class A
(a)
1,125 171,248
Zoom Video Communications, Inc., Class A
(a)
2,521 185,520
Zscaler, Inc.
(a)
2,150 353,396
12,940,450
Total  Common Stocks
  (Cost $28,273,893) 26,367,346
Total Investments — 90.79%
    (Cost $28,273,893) 26,367,346
Other Assets in Excess of Liabilities — 9.21% 2,675,654
Net Assets — 100.00% $ 29,043,000
(a) Non-income producing security.
ADR - American Depositary Receipt.

ERShares NextGen Entrepreneurs ETF
Schedule of Investments
September 30, 2022 - (Unaudited)
Common Stocks — 88.48% Shares Fair Value
Australia — 8.28%
Communications — 2.94%
carsales.com, Ltd. 27,265 $ 325,195
SEEK Ltd. 18,607 226,124
551,319
Consumer Discretionary — 1.56%
Flight Centre Travel Group Ltd.
(a)
16,222 146,857
Harvey Norman Holdings, Ltd. 56,672 146,594
293,451
Health Care — 1.45%
Telix Pharmaceuticals Ltd.
(a)
90,361 271,023
Materials — 0.53%
Fortescue Metals Group Ltd. 9,173 98,466
Technology — 1.80%
HUB24 Ltd. 14,576 194,651
WiseTech Global Ltd. 4,381 143,125
337,776
Total Australia 1,552,035
Belgium — 0.33%
Technology — 0.33%
Materialise NV - ADR
(a)
5,800 62,118
Total Belgium 62,118
Bermuda — 2.84%
Consumer Discretionary — 0.63%
Luk Fook Holdings International Ltd. 50,020 118,059
Financials — 0.94%
Enstar Group, Ltd.
(a)
1,036 175,696
Materials — 0.56%
Nine Dragons Paper Holdings Ltd. 169,086 104,910
Technology — 0.71%
Skyworth Group Ltd. 336,000 134,027
Total Bermuda 532,692
Canada — 13.13%
Consumer Discretionary — 3.84%
Aritzia, Inc.
(a)
5,962 195,933
Gildan Activewear, Inc. 6,841 193,418
Linamar Corporation 5,830 227,137
Spin Master Corp. 3,520 105,945
722,433
Energy — 0.41%
Vermilion Energy, Inc. 3,567 76,405
Financials — 2.36%
Fairfax Financial Holdings Ltd. 431 196,873
First National Financial Corp. 5,610 146,266

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.48% (continued) Shares Fair Value
Canada — 13.13% (continued)
Financials — 2.36% (continued)
Onex Corporation 2,186 $ 100,282
443,421
Industrials — 0.58%
GFL Environmental, Inc. 4,282 108,292
Materials — 2.25%
Cascades, Inc. 13,517 78,685
First Majestic Silver Corp. 5,841 44,659
First Quantum Minerals Ltd. 3,121 52,990
Franco-Nevada Corp. 655 78,258
Ivanhoe Mines Ltd.
(a)
5,953 38,317
Triple Flag Precious Metals Corp. 2,046 25,924
West Fraser Timber Co. Ltd. 1,402 101,631
420,464
Real Estate — 3.69%
Allied Properties Real Estate Investment Trust 12,018 238,070
Colliers International Group, Inc. 747 68,470
FirstService Corp. 2,080 247,628
Tricon Residential, Inc. 15,805 136,747
690,915
Total Canada 2,461,930
Cayman Islands — 5.83%
Communications — 0.66%
Vnet Group, Inc. - ADR
(a)
22,518 123,849
Consumer Discretionary — 2.65%
NagaCorp Ltd.
(a)
213,771 140,003
Yadea Group Holdings Ltd. 223,026 356,456
496,459
Financials — 1.30%
FinVolution Group - ADR 32,609 139,566
Noah Holdings Ltd. - ADR
(a)
3,418 45,152
Value Partners Group Ltd. 243,510 57,548
242,266
Materials — 0.45%
Lee & Man Paper Manufacturing Ltd. 264,957 85,039
Utilities — 0.77%
Tian Lun Gas Holdings Ltd. 329,390 144,689
Total Cayman Islands 1,092,302
China — 4.00%
Communications — 0.95%
Bilibili, Inc. - ADR
(a)
3,557 54,493
Weimob, Inc.
(a)
358,475 125,439
179,932
Consumer Discretionary — 0.55%
JD.com, Inc. - ADR 1,405 70,672

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.48% (continued) Shares Fair Value
China — 4.00% (continued)
Consumer Discretionary — 0.55% (continued)
Niu Technologies - ADR
(a)
4,349 $ 17,831
XPeng, Inc. - ADR
(a)
1,226 14,651
103,154
Energy — 0.87%
Daqo New Energy Corp. - ADR
(a)
1,484 78,771
JinkoSolar Holding Co., Ltd. - ADR
(a)
1,525 84,469
163,240
Financials — 0.38%
Futu Holdings Ltd. - ADR
(a)
1,913 71,336
Health Care — 0.59%
BeiGene Ltd. - ADR
(a)
821 110,687
Technology — 0.66%
Kingdee International Software Group Co., Ltd.
(a)
94,380 123,011
Total China 751,360
Denmark — 0.46%
Technology — 0.46%
Netcompany Group A/S
(a)
2,560 85,584
Total Denmark 85,584
France — 0.18%
Communications — 0.18%
Ubisoft Entertainment S.A.
(a)
1,259 34,596
Total France 34,596
Germany — 0.38%
Energy — 0.38%
VERBIO Vereinigte BioEnergie AG 1,217 71,802
Total Germany 71,802
Ireland — 0.94%
Health Care — 0.94%
Jazz Pharmaceuticals PLC
(a)
1,329 177,142
Total Ireland 177,142
Isle Of Man — 1.18%
Consumer Discretionary — 1.18%
Entain plc 18,551 221,836
Total Isle Of Man 221,836
Israel — 4.76%
Communications — 1.07%
Fiverr International Ltd.
(a)
2,045 62,557
Wix.com Ltd.
(a)
1,775 138,858
201,415
Technology — 3.69%
Check Point Software Technologies Ltd.
(a)
1,168 130,839

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.48% (continued) Shares Fair Value
Israel — 4.76% (continued)
Technology — 3.69% (continued)
ironSource Ltd.
(a)
60,183 $ 207,030
JFrog Ltd
(a)
4,739 104,779
Radware Ltd.
(a)
11,398 248,362
691,010
Total Israel 892,425
Japan — 3.34%
Industrials — 1.63%
S-Pool, Inc. 29,088 209,203
VisasQ, Inc.
(a)
6,809 94,883
304,086
Technology — 1.71%
GMO Payment Gateway, Inc. 1,283 87,951
Rorze Corp. 1,642 79,273
SHIFT, Inc.
(a)
1,186 154,810
322,034
Total Japan 626,120
Jersey — 0.81%
Communications — 0.81%
Gambling.com Group Ltd.
(a)
20,053 152,403
Total Jersey 152,403
Singapore — 3.43%
Consumer Discretionary — 0.65%
Best World International, Ltd.
(a)(b)
128,500 121,682
Consumer Staples — 2.14%
Olam Group Ltd. 143,707 130,182
Wilmar International Ltd. 102,048 271,497
401,679
Technology — 0.64%
UMS Holdings Ltd. 137,742 120,438
Total Singapore 643,799
South Africa — 1.16%
Consumer Staples — 1.16%
Shoprite Holdings Ltd. 18,185 217,119
Total South Africa 217,119
Spain — 0.36%
Industrials — 0.36%
Sacyr S.A. 30,636 66,954
Total Spain 66,954
Sweden — 5.05%
Communications — 0.65%
Embracer Group A.B.
(a)
20,629 122,256

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.48% (continued) Shares Fair Value
Sweden — 5.05% (continued)
Consumer Discretionary — 0.67%
Evolution Gaming Group A.B. 1,594 $ 125,985
Financials — 0.94%
Avanza Bank Holding A.B. 2,861 43,589
Nordnet A.B. (publ), Class A 11,747 133,000
176,589
Health Care — 1.25%
Cellavision A.B. 6,850 155,844
Sectra A.B. 7,073 78,575
234,419
Industrials — 0.58%
HMS Networks A.B. 1,701 46,045
Instalco A.B. 15,586 62,482
108,527
Real Estate — 0.86%
Fabege A.B. 17,024 115,622
Samhallsbyggnadsbolaget i Norden A.B. 41,345 45,001
160,623
Technology — 0.10%
Sinch A.B.
(a)
13,933 18,469
Total Sweden 946,868
Switzerland — 1.72%
Health Care — 1.28%
CRISPR Therapeutics AG
(a)
1,608 105,083
Medacta Group S.A. 1,604 135,482
240,565
Technology — 0.44%
Sensirion Holding AG
(a)
1,018 82,875
Total Switzerland 323,440
United Kingdom — 3.69%
Communications — 1.44%
Frontier Developments PLC
(a)
12,656 188,875
Future PLC 4,093 59,180
S4 Capital PLC
(a)
12,584 20,278
268,333
Consumer Discretionary — 1.49%
Frasers Group PLC
(a)
37,394 280,313
Health Care — 0.56%
Hikma Pharmaceuticals PLC 6,978 105,194
Technology — 0.20%
Computacenter PLC 1,782 38,284
Total United Kingdom 692,124

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.48% (continued) Shares Fair Value
United States — 26.12%
Communications — 1.06%
Cardlytics, Inc.
(a)
5,983 $ 56,240
Playtika Holding, Corp.
(a)
15,153 142,287
198,527
Consumer Discretionary — 0.32%
Skechers U.S.A., Inc., Class A
(a)
1,900 60,268
Consumer Staples — 1.75%
e.l.f. Beauty, Inc.
(a)
2,538 95,480
Inter Parfums, Inc. 3,074 231,964
327,444
Energy — 1.65%
Ameresco, Inc., Class A
(a)
1,599 106,302
Antero Resources Corp.
(a)
2,961 90,399
SolarEdge Technologies, Inc.
(a)
492 113,878
310,579
Financials — 1.56%
Palomar Holdings, Inc.
(a)
1,848 154,715
Signature Bank 922 139,222
293,937
Health Care — 8.33%
Allogene Therapeutics, Inc.
(a)
7,359 79,477
Amphastar Pharmaceuticals, Inc.
(a)
4,353 122,319
Arrowhead Pharmaceuticals, Inc.
(a)
3,310 109,396
Catalyst Pharmaceuticals, Inc.
(a)
19,820 254,291
Masimo Corp.
(a)
1,363 192,401
Merit Medical Systems, Inc.
(a)
3,542 200,158
Select Medical Holdings Corp. 6,748 149,131
ShockWave Medical, Inc.
(a)
1,219 338,968
Supernus Pharmaceuticals, Inc.
(a)
3,345 113,228
1,559,369
Industrials — 1.23%
Cognex Corp. 3,243 134,422
Titan Machinery, Inc.
(a)
3,404 96,197
230,619
Technology — 10.22%
Altair Engineering, Inc., Class A
(a)
3,383 149,595
Appfolio, Inc., Class A
(a)
1,747 182,945
Crowdstrike Holdings, Inc., Class A
(a)
251 41,367
CS Disco, Inc.
(a)
7,438 74,380
Dropbox, Inc., Class A
(a)
7,213 149,453
ExlService Holdings, Inc.
(a)
951 140,139
Fastly, Inc.
(a)
4,826 44,206
Fortinet, Inc.
(a)
1,544 75,857
MaxLinear, Inc.
(a)
3,508 114,431
PagerDuty, Inc.
(a)
2,887 66,603
Palo Alto Networks, Inc.
(a)
399 65,352
PubMatic, Inc.
(a)
6,309 104,919

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.48% (continued) Shares Fair Value
United States — 26.12% (continued)
Technology — 10.22% (continued)
Pure Storage, Inc., Class A
(a)
4,119 $ 112,737
R1 RCM, Inc.
(a)
5,307 98,339
Rapid7, Inc.
(a)
2,009 86,186
Repay Holdings Corporation
(a)
12,497 88,229
Simulations Plus, Inc. 1,779 86,353
TaskUS, Inc.
(a)
4,625 74,463
TTEC Holdings, Inc. 2,413 106,920
Zscaler, Inc.
(a)
329 54,078
1,916,552
Total United States 4,897,295
Virgin Islands British — 0.49%
Consumer Staples — 0.49%
Nomad Foods Ltd.
(a)
6,409 91,008
Total Virgin Islands British 91,008
Total  Common Stocks
  (Cost $20,819,246) 16,592,952
Total Investments — 88.48%
    (Cost $20,819,246) 16,592,952
Other Assets in Excess of Liabilities  —  11.52% 2,160,618
Net Assets — 100.00% $ 18,753,570
(a) Non-income producing security.
(b) Illiquid security.
ADR - American Depositary Receipt.